Earnings Per Common Share, Calculation of Earnings and Diluted Earnings per Common Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Common Share [Abstract]
Wells Fargo net income	$ 21,938	$ 22,894	$ 23,057
Less: Preferred stock dividends and other	1,565	1,424	1,236
Wells Fargo net income applicable to common stock	$ 20,373	$ 21,470	$ 21,821
Earnings per common share
Average common shares outstanding (denominator) (in shares)	5,052.8	5,136.5	5,237.2
Per share (in dollars per share)	$ 4.03	$ 4.18	$ 4.17
Diluted earnings per common share
Average common shares outstanding	5,052.8	5,136.5	5,237.2
Diluted average common shares outstanding (denominator) (in shares)	5,108.3	5,209.8	5,324.4
Per share (in dollars per share)	$ 3.99	$ 4.12	$ 4.10
Stock Options [Member]
Diluted earnings per common share
Weighted average number of diluted shares outstanding, adjustment (in shares)	18.9	26.7	32.9
Restricted Share Rights [Member]
Diluted earnings per common share
Weighted average number of diluted shares outstanding, adjustment (in shares)	25.9	32.8	41.6
Warrants [Member]
Diluted earnings per common share
Weighted average number of diluted shares outstanding, adjustment (in shares)	10.7	13.8	12.7